Financial instruments (Details 17) (CHF) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial assets (CHF million)
Loans	247,054	242,223
Financial liabilities (CHF million)
Due to banks and deposits	356,197	339,326
Short-term borrowings	20,193	18,641
Long-term debt	130,042	148,134
Carrying Value | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	63,435	69,791
Loans	223,902	218,281
Other financial assets	142,656	132,147
Financial liabilities (CHF million)
Due to banks and deposits	351,476	331,270
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	17,928	23,937
Short-term borrowings	14,140	14,128
Long-term debt	66,673	82,750
Other financial liabilities	96,611	89,361
Level 1 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Loans	0	0
Other financial assets	72,134	63,900
Financial liabilities (CHF million)
Due to banks and deposits	212,418	200,838
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Other financial liabilities	1,129	0
Level 2 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	62,891	69,764
Loans	225,641	221,030
Other financial assets	69,310	66,798
Financial liabilities (CHF million)
Due to banks and deposits	138,980	130,313
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	17,928	23,939
Short-term borrowings	14,148	14,131
Long-term debt	64,043	79,846
Other financial liabilities	94,414	88,121
Level 3 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	544	27
Loans	3,940	4,482
Other financial assets	1,568	1,772
Financial liabilities (CHF million)
Due to banks and deposits	9	9
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	3,774	4,546
Other financial liabilities	1,085	1,171
Total - at fair value | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	63,435	69,791
Loans	229,581	225,512
Other financial assets	143,012	132,470
Financial liabilities (CHF million)
Due to banks and deposits	351,407	331,160
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	17,928	23,939
Short-term borrowings	14,148	14,131
Long-term debt	67,817	84,392
Other financial liabilities	96,628	89,292
Bank
Financial assets (CHF million)
Loans	231,157	227,498
Financial liabilities (CHF million)
Due to banks and deposits	344,998	328,264
Short-term borrowings	20,193	14,838
Long-term debt	126,641	146,997
Bank | Carrying Value | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	63,426	69,783
Loans	209,070	204,551
Other financial assets	143,827	133,498
Financial liabilities (CHF million)
Due to banks and deposits	340,278	320,208
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	17,928	23,937
Short-term borrowings	14,140	10,325
Long-term debt	64,788	82,223
Other financial liabilities	96,649	89,275
Bank | Level 1 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Loans	0	0
Other financial assets	71,518	63,519
Financial liabilities (CHF million)
Due to banks and deposits	204,134	193,288
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Other financial liabilities	1,128	0
Bank | Level 2 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	62,882	69,755
Loans	209,820	206,214
Other financial assets	71,135	68,568
Financial liabilities (CHF million)
Due to banks and deposits	136,064	126,798
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	17,928	23,939
Short-term borrowings	14,148	10,328
Long-term debt	62,027	79,032
Other financial liabilities	94,452	88,035
Bank | Level 3 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	544	27
Loans	3,940	4,482
Other financial assets	1,473	1,680
Financial liabilities (CHF million)
Due to banks and deposits	9	9
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	3,774	4,546
Other financial liabilities	1,085	1,170
Bank | Total - at fair value | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	63,426	69,782
Loans	213,760	210,696
Other financial assets	144,126	133,767
Financial liabilities (CHF million)
Due to banks and deposits	340,207	320,095
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	17,928	23,939
Short-term borrowings	14,148	10,328
Long-term debt	65,801	83,578
Other financial liabilities	96,665	89,205